Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Income Tax Disclosure [Abstract]
Normal federal income tax rate	34.00%
Tax bad debt deductions, included in retained earnings	$ 6.4	$ 6.4